Debt Instruments at Amortized Cost - Summary of Debt Instruments at Amortized Cost (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 150	₱ 150
Current portion of debt instruments at amortized cost (Note 13)	150
Investment in debt securities and other long-term investments – net of current portion (Note 12)		150
Seven Year GT Capital Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 150	₱ 150